Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents		$ 4,028	$ 13,488
Restricted cash		280	280
Short term bank deposits		40,690	10,793
Trade receivable		571	153
Other assets – funds held in escrow		24,525	30,417
Prepaid expenses and other receivables		1,685	2,500
Total current assets		71,779	57,631
Non-Current Assets
Operating lease right-of-use assets		1,656	1,782
Property and equipment, net		1,176	1,374
Total non-current assets		2,832	3,156
Total assets		74,611	60,787
Current liabilities:
Trade payables		774	624
Operating lease liabilities		679	551
Employees and payroll accruals		3,706	3,283
Convertible bonds		24,757	30,614
Accrued expenses and other payables		2,582	1,334
Derivative Liabilities		50
Total current liabilities		32,548	36,406
Long term liabilities
Operating lease liabilities		1,233	1,457
Warrant liabilities		12	428
Total long-term liabilities		1,245	1,885
SHAREHOLDERS’ EQUITY:
Ordinary Shares	[1]
Capital & Premium		338,947	275,453
Accumulated Deficit		(298,129)	(252,957)
Total shareholders’ equity		40,818	22,496
Total liabilities and shareholders’ equity		$ 74,611	$ 60,787

[1]	Represents less than $1.